Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Detailed Information about Intangible Assets

Acquired Development Programs
(in £)
Cost at January 1, 2016	25,812,941
Additions	—

At December 31, 2016	25,812,941

Amortization and impairment
At January 1, 2016	—
Impairment (Note 13)	—

At December 31, 2016	—

Net book value
At January 1, 2016	25,812,941

At December 31, 2016	25,812,941

Cost at January 1, 2017	25,812,941
Additions	7,192,288

At December 31, 2017	33,005,229

Amortization and impairment
At January 1, 2017	—
Impairment (Note 13)	—

At December 31, 2017	—

Net book value
At January 1, 2017	25,812,941

At December 31, 2017	33,005,229

Acquired Development Programs
(in £)
Cost at January 1, 2018 and December 31, 2018	33,005,229
Amortization and impairment
At January 1, 2018	—
Revision to estimated value	(373,000)

At December 31, 2018	(373,000)

Net book value
At January 1, 2018	33,005,229

At December 31, 2018	32,632,229

Summary of Intangible Assets Material to Entity

	Year ended December 31,
	2017	2018
	(in £)
Cash payment in October 2017	2,280,000	2,280,000
Equity issued (see Note 17)	1,520,000	1,520,000
Deferred equity consideration (see Note 25)	1,331,288	1,331,288
Present value of provision for deferred cash consideration (see Note 19)	2,061,000	1,688,000

	7,192,288	6,819,288